Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments And Contingencies
Schedule of Supplemental Cash Flow Information Related to Leases

The Company has an operating lease for its office space. Supplemental cash flow information related to leases are as follows:

	For the Three Months Ended March 31,
Supplemental cash flow information:	2026	2025
Cash paid for amounts included in the measurement of lease liabilities:
Non-cash lease expense (operating cash flow)	$7	$6
Change in lease liabilities (operating cash flow)	(7)	(5)

Supplemental cash flow information related to leases are as follows:

	For the Year Ended December 31,
Supplemental cash flow information:	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Non-cash lease expense (operating cash flow)	$24,011	$137,717
Change in lease liabilities (operating cash flow)	(23,280)	(237,607)
Right of use assets obtained in exchange for lease obligations:
Operating leases	$7,319	$76,269

Schedule of Components of Lease Expense

The components of lease expense for the years ended December 31, 2025 and 2024, are as follows:

	For the Year Ended December 31,
Components of lease expense:	2025	2024
Operating lease expense	$30,000	$145,674
Sublease income	—	(117,084)
Total lease (income) expense	$30,000	$28,590

Schedule of Supplemental Balance Sheet Information Related to Leases

Supplemental balance sheet information related to leases was as follows:

	As of December 31,
Operating leases:	2025	2024
Operating lease right-of-use assets	$55,871	$72,565
Operating lease liability, current	22,823	22,731
Operating lease liability, non-current	33,922	49,974
Total operating lease liabilities	$56,745	$72,705

	As of December 31,
Weighted-average remaining lease term:	2025	2024
Operating leases (in years)	1.83	2.83

Weighted-average discount rate:	2025	2024
Operating leases	9.40%	9.40%

Schedule of Future Minimum Lease Payments Under Non-Cancellable Lease

Future minimum lease payments under non-cancellable lease as of December 31, 2025, are as follows:

Maturities of lease liabilities:
Year Ending December 31,
2026	$33,458
2027	28,235
2028	—
2029	—
2030 and thereafter	—
Total undiscounted cash flows	61,693
Less discounting	(4,948)
Present value of lease liabilities	$56,745